Commitments and Contingencies - Narrative (Details) $ in Thousands			12 Months Ended
	Dec. 19, 2018 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) ft²	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Other Commitments [Line Items]
Rental expense paid | $			$ 6,100	$ 3,200	$ 2,100
Corporate office and laboratory space | San Diego, California
Other Commitments [Line Items]
Leased office space			130,584
Corporate office and laboratory space | Suzhou, China
Other Commitments [Line Items]
Leased office space			25,381
Corporate office and laboratory space | New York, New York
Other Commitments [Line Items]
Leased office space			4,550
Corporate office and laboratory space | Atlanta, Georgia
Other Commitments [Line Items]
Leased office space			3,432
Laboratory and office space | San Diego, California
Other Commitments [Line Items]
Leased office space			1,405
Office space | San Diego, California
Other Commitments [Line Items]
Leased office space			36,400
Office space | Broomfield, CO
Other Commitments [Line Items]
Leased office space			4,500
Additional Corporate Office And Laboratory Space | San Diego, California
Other Commitments [Line Items]
Leased office space			61,200
Office, laboratory and storage space | Scotland
Other Commitments [Line Items]
Leased office space			2,312
Immunomedics Case | Settled Litigation
Other Commitments [Line Items]
Payments for legal settlements | $		$ 2,350
Cantor Fitzgerald & Co. | Settled Litigation
Other Commitments [Line Items]
Payments for legal settlements | $	$ 1,000